Note 6 - Production Costs - Components of Production Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement Line Items [Line Items]
Cost of sales	$ 20,460	$ 20,726	$ 39,420	$ 40,576
Blanket Mine [member]
Statement Line Items [Line Items]
Production costs			37,839	33,046
Salaries and wages			14,953	12,459
Consumable materials			12,381	11,544
Electricity costs			7,014	5,812
Safety			548	554
Share-based expense (note 9)			145	386
On mine administration			1,971	1,472
Security			570	523
Solar operations and maintenance services			173	198
Pre-feasibility exploration costs			84	98
Bilboes Oxide Mine[member]
Statement Line Items [Line Items]
Production costs			1,581	7,530
Salaries and wages			569	1,774
Consumable materials			374	4,742
Electricity costs			185	425
Share-based expense (note 9)			7	0
On mine administration			$ 446	$ 589